Annual Total Returns - BlackRock LifePath Dynamic 2040 Fund (Class K) [BarChart] - Class K - BlackRock LifePath Dynamic 2040 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.95%)
Annual Return 2012	15.08%
Annual Return 2013	17.41%
Annual Return 2014	5.85%
Annual Return 2015	(1.98%)
Annual Return 2016	8.19%
Annual Return 2017	21.66%
Annual Return 2018	(7.31%)
Annual Return 2019	25.96%
Annual Return 2020	14.23%